CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Statutory reserves [Member]	Retained earnings (Accumulated deficits) [Member]	Accumulated other comprehensive income [Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Noncontrolling interests [Member]
Beginning Balance at Dec. 31, 2009	$ 266,279	$ 132	$ 268,542		$ 6,912	$ (22,488)	$ 9,944	$ 263,042	$ 3,237
Beginning Balance, shares at Dec. 31, 2009		131,179,487
Ordinary shares issued for share based compensation, shares		725,524
Ordinary shares issued for share based compensation	1,163		1,163					1,163
Treasury stock
Provision for statutory reserve					759	(759)
Stock-based compensation	7,971		7,971					7,971
Foreign currency translation adjustment	8,471						8,409	8,409	62
Net loss	(7,583)					(4,917)		(4,917)	(2,666)
Noncontrolling interest acquired in business combination of Dongding	415								415
Ending Balance at Dec. 31, 2010	276,716	132	277,676		7,671	(28,164)	18,353	275,668	1,048
Ending Balance, shares at Dec. 31, 2010		131,905,011
Ordinary shares issued for share based compensation, shares		138,416
Ordinary shares issued for share based compensation	229		229					229
Share repurchase, shares		(4,381,370)
Share repurchase	(7,373)	(4)	(7,369)					(7,373)
Treasury stock, shares		(2,414,460)
Treasury stock	(3,775)			(3,775)				(3,775)
Provision for statutory reserve					378	(378)
Stock-based compensation	4,614		4,614					4,614
Foreign currency translation adjustment	12,327						12,381	12,381	(54)
Net loss	(12,680)					(9,596)		(9,596)	(3,084)
Ending Balance at Dec. 31, 2011	270,058	128	275,150	(3,775)	8,049	(38,138)	30,734	272,148	(2,090)
Ending Balance, shares at Dec. 31, 2011		125,247,597
Ordinary shares issued for share based compensation, shares		137,166
Ordinary shares issued for share based compensation	161			161				161
Share repurchase, shares		(3,272,278)
Share repurchase	(3,421)			(3,421)				(3,421)
Treasury stock
Provision for statutory reserve					2,095	(2,095)
Stock-based compensation	3,502		3,502					3,502
Foreign currency translation adjustment	2,144						2,214	2,214	(70)
Net loss	(32,241)					(32,728)		(32,728)	487
Dividends payable to minority shareholders of Xianglong	(768)								(768)
Ending Balance at Dec. 31, 2012	$ 239,435	$ 128	$ 278,652	$ (7,035)	$ 10,144	$ (72,961)	$ 32,948	$ 241,876	$ (2,441)
Ending Balance, shares at Dec. 31, 2012		122,112,485